Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Intangible assets

Intangible assets as of December 31, 2023, and December 31, 2022, are as follows:

							(Unit: USD)
As of December 31, 2023
Classification	Beginning	Acquisition	Disposal	Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	59,339	—	(1,912)	(22,252)		(1,715)	33,460
Software	134,639	15,309	—	(85,550)		(4,033)	60,365
Trademark	27	—	—	(19)		(1)	7
Distribution rights (*)	5,845,516	—	—	(1,739,537)	(4,070,331)	(35,648)	—
Total	6,039,521	15,309	(1,912)	(1,847,358)	(4,070,331)	(41,397)	93,832

							(Unit: USD)
As of December 31, 2022
Classification	Beginning	Addition from acquisition		Amortization	Impairment	Difference in Foreign currency translation	Ending
Industrial rights	94,276	—		(28,793)	—	(6,144)	59,339
Software	251,108	—		(99,561)	—	(16,908)	134,639
Trademark	399	—		(341)	—	(31)	27
Distribution rights (*)	3,903,251	3,540,675	(*)	(1,309,611)	—	(288,799)	5,845,516
Total	4,249,034	3,540,675		(1,438,306)	—	(311,882)	6,039,521

(*) Distribution rights added from consolidation of G-Smatt America